Notes Payable (Tables) - Notes Payable	12 Months Ended
Dec. 31, 2020
Debt Instrument [Line Items]
Schedule of Outstanding Debt
The Company’s outstanding notes payable consisted of the following as of December 31, 2020 (in thousands):

December 31, 2020
Outstanding principal	$38,866
Unamortized discount	(571)

Carrying value of debt	$38,295

Maturities of long-term debt
The following table summarizes the aggregate undiscounted amount of maturities of all borrowings as of December 31, 2020 (in thousands):

Payment Schedule
2021	$33,712
2022	821
2023	979
2024	1,167
2025	1,392
Thereafter	795

Total	$38,866